Variable Interest Entities (Details) - VIE, primary beneficiary - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Current assets	$ 890,664	$ 773,272
Non-current assets	1,924,277	2,261,916
Total assets	2,814,941	3,035,188
Total liabilities	$ 389,853	$ 1,356,207